Note 3 - Collaboration Revenue	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Collaboration Revenue Disclosure [Text Block
3.	Collaboration revenue

On
November 12, 2020,
the Company's subsidiary, SEED, entered into a research collaboration and license agreement (the “Collaboration Agreement”) with Eli Lilly and Company (“Lilly”). Under the Collaboration Agreement, SEED controls certain rights to intellectual property and other materials related to a platform technology for ubiquitin ligase agonist screening (the “Ub Platform Technology”), and Lilly and SEED shall use commercially reasonable efforts to conduct a research and development program to generate, identify and/or optimize active compounds (“Lilly Compounds”) directed against no
more than
three
targets selected by Lilly (“Lilly Targets”), using the Ub Platform Technology in accordance with the applicable research plans for each of the Lilly Targets.

Under the Collaboration Agreement, Lilly paid SEED an upfront non-refundable fee of
$10,000
in
November 2020.
In addition, SEED will also be eligible to receive up to approximately
$780,000
in potential pre-clinical discovery and clinical development, regulatory development milestone payments, as well as commercial milestones and royalty payments based on net sales of products that result from the collaboration. The Collaboration Agreement is within the scope of ASC
808,
as both parties are active participants and are exposed to the risks and rewards dependent on the commercial success of the activities performed under the agreement. The Company further determined the collaboration is reflective of a vendor-customer relationship and therefore within the scope of ASC
606.

Under ASC
606,
the Company determined the license under the Ub Platform Technology is not
distinct within the context of the contract because it is used as an input to produce and deliver the combined outputs, i.e. the identification of Lilly Compounds. The Company determined that it has a single performance obligation which is the stand ready obligation to provide the research and development services to Lilly throughout the shorter of the period up to the completion of research and development activities under the research plans for three
Lilly Targets or the contract period of
7
years. Transaction price allocated to the research and development services is recognized as revenue over time on a straight-line basis because the customer simultaneously receives and consumes the benefits as the Company performs throughout a fixed term. The preclinical discovery, clinical and regulatory development milestone payments were fully constrained at contract inception, and are not
included in the transaction price.

In connection with the Collaboration Agreement, the Company and SEED Technology (collectively, the “BYSI Entities”) transferred certain contracts, know-how, materials and equipment, and documents related to a proprietary technology platform to SEED for
9,631,941
Series A-
1
convertible preferred shares (the “Series A-
1
Preferred Shares”) of SEED. In addition, SEED, BYSI entities, and Lilly entered into share purchase agreements pursuant to which SEED issued an aggregate of
1,194,030
shares of its Series A-
1
Preferred Shares to BYSI Entities, and
1,990,000
shares of its Series A-
2
convertible redeemable preferred shares (the “Series A-
2
Preferred Shares”, collectively with Series A-
1
Preferred Shares, the “Preferred Shares”) to Lilly, each at a cash purchase price of
$2.5125
per share. Series A-
2
Preferred Shares were recorded as contingently redeemable noncontrolling interests in mezzanine equity (Note
14
). Pursuant to the share purchase agreement (the
“A2
SPA”) entered into between SEED and Lilly, SEED also agreed to sell and issue to Lilly an additional
1,990,000
Series A-
2
Preferred Shares, at a cash purchase price of
$2.5125
per share upon the fulfillment, prior to
November 12, 2022,
of certain conditions under the terms of the
A2
SPA (the “Forward”). The fair value of the Series A-
2
Preferred Shares and Forward at closing was determined by the Company with the assistance of a third
party independent valuation firm. The Company used a discounted cash flow model to determine the total equity value of SEED and further adopted the equity allocation model to determine the fair value of the Series A-
2
Preferred Shares as of the date of issuance based on the rights and preferences of those shares over the other classes of equity issued by SEED, which is adjusted for a lack of marketability discount because the shares are subject to certain restrictions. The fair value of the Series A-
2
Preferred Shares and the Forward on the closing date was determined to be
$5,267
and
$278,
respectively.

The total cash proceeds of
$15,000
received from Lilly under the Collaboration Agreement and the
A2
SPA were allocated to the Series A-
2
Preferred Shares and the Forward at their fair value with the residual balance to the collaboration arrangement as follows:

December 31,2020
$

Collaboration arrangement	9,455
Fair value of Series A-2 Preferred Shares (Note 14)	5,267
Fair value of the Forward (Note 15)	278
Total cash proceeds	15,000

The Company recognized collaboration revenue of
$180
related to the Collaboration Agreement for the year ended
December 31, 2020.